Share-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Compensation

9. Share-based Compensation

Legacy Heliogen’s 2013 Stock Incentive Plan (the “2013 Plan”) aims to incentivize employees, directors and consultants who render services to the Company through the granting of stock awards, including options and RSU Awards.

The Board administers the 2013 Plan, approves the individuals to whom the stock awards will be granted, determines the number of awards to be granted, and the term and vesting pattern of awards, and the exercise price of each option. An aggregate of 20.6 million shares were reserved for issuance under the 2013 Plan. Options granted pursuant to the terms of the 2013 Plan cannot be granted with an exercise price of less than 100% of the fair market value of the underlying stock on the date of grant or 110% for incentive stock options issued to a ten percent or more stockholder of the Company. The term of the options granted under the 2013 Plan cannot be greater than ten years; five years for incentive stock options granted to a ten percent or more stockholder of the Company. Options granted generally vest twenty-five percent on the one-year anniversary of the date of grant with the remaining balance vesting equally on a monthly basis over the subsequent three years. In November 2021, the Company granted options to its Chief Executive Officer and RSU Awards to certain employees (the “November 2021 Awards”). The November 2021 Awards include a service-based requirement and a liquidity event requirement in order to vest. The liquidity event requirement was satisfied by the closing of the Merger on December 30, 2021.

As a result of the Merger, at the Effective Time, the Legacy Heliogen options and RSU Awards that were outstanding immediately prior to the Effective Time were converted by applying the Exchange Ratio (as described in greater detail in Note 1). Except as specifically provided in the Business Combination Agreement, each Exchanged Option and Exchanged RSU Award shall be subject to the same terms and conditions (including applicable vesting, expiration, and forfeiture provisions) that applied to the corresponding Legacy Heliogen option or RSU Award immediately prior to the Effective Time. All stock award activity was retroactively restated to reflect the Exchanged Options and Exchanged RSU Awards.

At the special meeting of Athena’s stockholders held on December 28, 2021, the stockholders approved the Heliogen, Inc. 2021 Equity Incentive Plan (the “2021 Plan”) and the Heliogen, Inc. 2021 Employee Stock Purchase Plan (the “2021 ESPP”). The 2021 Plan and the 2021 ESPP were previously approved, subject to shareholder approval, by Athena’s board of directors on November 10, 2021, and on the Closing Date, the board of directors ratified the approval of the 2021 Plan and the 2021 ESPP, which became effective immediately upon the closing of the Merger on December 30, 2021. The aggregate number of shares of Common Stock authorized for issuance under the 2021 Plan will not exceed 11.9 million shares as of December 31, 2021. In addition, such aggregate number of shares of Common Stock will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2022 and ending on (and including) January 31, 2031, in an amount equal to 4% of the total number of shares of the Company’s Common Stock outstanding on December 31 of the preceding year. The aggregate number of shares of Common Stock that may be issued pursuant to the exercise of incentive stock options under the 2021 Plan is 35.7 million shares (equal to 300% of the total number of shares initially reserved for issuance). The aggregate number of shares of Common Stock reserved for issuance under the 2021 ESPP is 4.8 million, plus the number of shares of Common Stock that are automatically added on January 1 of each year for a period of up to ten years, commencing on January 1, 2022 and ending on (and including) January 1, 2031, in an amount equal to the lesser of (x) 1% of the total number of shares of Common Stock outstanding on December 31 of the preceding year and (y) 9.5 million shares of Common Stock (equal to 200% of the total number of shares initially reserved for issuance).

The 2021 Plan aims to incentivize employees, directors and consultants who render services to the Company through the granting of stock awards, including options, SARs, restricted stock awards, RSU awards, performance awards, and other stock-based awards. As of December 31, 2021, no awards have been granted under the 2021 Plan.

Our total share-based compensation expense, including the location where recognized within our Consolidated Statements of Operations and Comprehensive Loss, are as follows ($ in thousands):

	Years ended December 31,
Operating expense classification	2021	2020
Selling, general, and administrative	$10,158	$147
R&D	1,222	131
Total share-based compensation expense	$11,380	$278

During the year ended December 31, 2021, in connection with the termination of two former employees, we modified their outstanding stock options to accelerate the vesting, and for one of the former employees, to extend the exercise period of the options. Additionally, during the year ended December 31, 2021, stock option grants were modified for three former directors. These modifications for former employees and outgoing directors resulted in total incremental expense of $2.2 million during the year ended December 31, 2021.

As of December 31, 2021, the unrecognized compensation cost related to share-based awards was $72.7 million and is expected to be recognized over a weighted-average period of 1.66 years.

Options

We value our options using the Black-Scholes option-pricing model, which was developed for use in estimating the fair value of options. Black-Scholes and other option valuation models require the input of highly subjective assumptions, including the fair value of our Common Stock, expected term, expected volatility, risk-free interest rate and expected dividends. We use a simplified method to determine the life of the options. The expected volatility of the options granted was estimated using the historical volatility of the comparable publicly traded companies over the expected term of the options as a substitute for the historical volatility of the Company’s common shares, which was not determinable without an active external or internal market prior to the consummation of the Business Combination.

Prior to the Business Combination, the Company’s common stock was not publicly traded. As a result, the estimated fair value of our common stock required significant judgment by management, including the valuation methodology used, weighting of potential scenarios, and discount rate. Our common stock was measured at fair value for use in the Black-Scholes option pricing model using a probability-weighted method considering two potential outcomes: a merger with a special purpose acquisition company exit scenario and a stay private scenario. In addition, we applied a discount for lack of marketability, which was estimated using the Black-Scholes option pricing model. The table below summarizes the other valuation assumptions, on a weighted-average basis, used in the Black-Scholes option-pricing model to estimate the fair value of stock option awards:

	Years ended December 31,
	2021	2020
Expected term (in years)	6.08	5.97
Expected volatility	40.7%	40.9%
Risk-free interest rate	1.2%	0.5%
Expected dividend yield	—	—

The following table summarizes the Company’s stock option activity:

	Number of Shares	Weighted Average Grant Date Fair Value ($)	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value ($)
Outstanding balance as of December 31, 2019	16,161,311	0.10	0.09	8.53
Granted	14,892,844	0.16	0.18
Exercised	(113,247)	0.09	0.09		11,813
Forfeited	(188,745)	0.09	0.09
Outstanding balance as of December 31, 2020	30,752,163	0.13	0.13	8.65	2,061,436
Granted	17,582,483	2.34	5.42
Exercised	(5,741,547)	0.07	0.11		15,598,547
Forfeited	(1,736,001)	0.24	0.21
Expired	(28,940)	0.37	0.22
Outstanding balance as of December 31, 2021	40,828,158	1.10	2.41	8.41	535,438,090
Exercisable as of December 31, 2021	15,551,698	0.13	0.13	7.04	239,383,717
Vested as of December 31, 2021	14,243,064	0.06	0.11	6.85	219,457,217

RSU Awards

The fair value of RSU Awards is measured at the fair value of the Company’s Common Stock on the grant date, which we estimated using a discounted cash flow approach based on the expected value for the Company as a result of the Business Combination, which was considered likely as of the valuation date in November 2021. The discount rate was based on a venture capital rate of return and the Company’s mezzanine stage of development. In addition, we applied a discount for lack of marketability, which was estimated using the Black-Scholes option pricing model.

The table below summarizes the key inputs used in the valuation of the RSU Awards granted in November 2021:

Expected time to transaction (in years)	0.09
Discount rate	20%
Expected volatility	50%
Risk-free interest rate	0.1%
Expected dividend yield	—%

The following table summarizes the Company’s RSU Award activity:

	Number of Shares	Weighted Average Grant Date Fair Value ($)
Unvested RSA Awards as of December 31, 2020	—	$—
Granted	4,440,067	$9.00
Unvested RSA Awards as of December 31, 2021	4,440,067	$9.00